Related parties - Transactions with related parties (Details) - COP ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Main transactions with related parties
Sales and services	$ 79,570	$ 83,880
Purchases of product and others	515,219	395,314
Joint ventures
Main transactions with related parties
Sales and services	14,423	41,973
Purchases of product and others	484,012	367,316
Associates
Main transactions with related parties
Sales and services	65,147	41,907
Purchases of product and others	31,207	27,998
Gas Natural del Oriente S.A. E.S.P. | Associates
Main transactions with related parties
Purchases of product and others	26,783	19,545
Extrucol S.A. | Associates
Main transactions with related parties
Sales and services	10
Purchases of product and others	2,222	1,124
E2 Energia Eficiente S.A. E.S.P. | Associates
Main transactions with related parties
Sales and services	65,137	41,907
Purchases of product and others	2,202	7,329
Equion Energa Limited | Joint ventures
Main transactions with related parties
Sales and services	430	15,829
Purchases of product and others	15,423	52,536
Ecodiesel Colombia S.A. | Joint ventures
Main transactions with related parties
Sales and services	13,993	26,144
Purchases of product and others	$ 468,589	$ 314,780